Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST III
Central Index Key	dei_EntityCentralIndexKey	0000225604
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHITX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIBX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHICX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIIX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAHIX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHBX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHCX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIGX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIHRX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIHX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIJX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOAX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOBX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOCX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOIX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOWX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHORX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOSX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOTX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOUX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHYX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHBX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHCX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIIX